GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2012	2011
Balance at beginning of year	$89,961	$90,953
Goodwill acquired during year (note 5)	31,107	—
Goodwill allocated to discontinued operations (note 6)	(25,956)	—
Foreign currency translation adjustments	2,849	(992)
	$97,961	$89,961